Basis of Financial Statements and Summary of Significant Accounting Policies - Adjustments Condensed Consolidated Statements of Equity (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	¥ 18,517,087	¥ 16,523,597
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933	1,325,869	¥ 381,798
Net change during the fiscal year	473,474	1,462,277	598,005
Net income attributable to noncontrolling interests	(705)	(51,700)	(32,763)
Balance at end of fiscal year	19,249,738	18,517,087	16,523,597
As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	18,477,213	16,466,167
Net income attributable to Mitsubishi UFJ Financial Group		1,328,121	376,635
Net change during the fiscal year		1,476,303	637,108
Net income attributable to noncontrolling interests		(52,906)	(30,413)
Balance at end of fiscal year		18,477,213	16,466,167
Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	39,874	57,430
Net income attributable to Mitsubishi UFJ Financial Group		(2,252)	5,163
Net change during the fiscal year		(14,026)	(39,103)
Net income attributable to noncontrolling interests		1,206	(2,350)
Balance at end of fiscal year		39,874	57,430
Capital surplus:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	4,635,892	4,902,155	5,327,772
Other—net	(5,609)	(461)	(1,497)
Balance at end of fiscal year	4,300,021	4,635,892	4,902,155
Capital surplus: | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	4,636,097	4,902,155
Other—net		(256)	(1,497)
Balance at end of fiscal year		4,636,097	4,902,155
Capital surplus: | Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	(205)	0
Other—net		(205)	0
Balance at end of fiscal year		(205)	0
Unappropriated retained earnings:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	9,086,490	8,185,880	8,183,653
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933	1,325,869	381,798
Balance at end of fiscal year	9,821,359	9,086,490	8,185,880
Unappropriated retained earnings: | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	9,072,572	8,169,710	8,172,646
Net income attributable to Mitsubishi UFJ Financial Group		1,328,121	376,635
Balance at end of fiscal year		9,072,572	8,169,710
Unappropriated retained earnings: | Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	13,918	16,170	11,007
Net income attributable to Mitsubishi UFJ Financial Group		(2,252)	5,163
Balance at end of fiscal year		13,918	16,170
Unappropriated retained earnings: | Adjustments | Effect of adopting new guidance on troubled debt restructurings and vintage disclosures
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	13,663	0
Balance at end of fiscal year	0	13,663	0
Accumulated other comprehensive income, net of taxes:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	2,237,625	871,054	283,550
Net change during the fiscal year	323,565	1,366,571	587,504
Balance at end of fiscal year	2,561,190	2,237,625	871,054
Accumulated other comprehensive income, net of taxes: | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	2,221,263	844,192	227,033
Net change during the fiscal year		1,377,071	617,159
Balance at end of fiscal year		2,221,263	844,192
Accumulated other comprehensive income, net of taxes: | Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	16,362	26,862	56,517
Net change during the fiscal year		(10,500)	(29,655)
Balance at end of fiscal year		16,362	26,862
Total Mitsubishi UFJ Financial Group shareholders’ equity
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	17,675,737	15,806,378
Balance at end of fiscal year	18,285,486	17,675,737	15,806,378
Total Mitsubishi UFJ Financial Group shareholders’ equity | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	17,645,662	15,763,346
Balance at end of fiscal year		17,645,662	15,763,346
Total Mitsubishi UFJ Financial Group shareholders’ equity | Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	30,075	43,032
Balance at end of fiscal year		30,075	43,032
Noncontrolling interests:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	841,350	717,219	712,763
Other—net	0	70	(939)
Net change during the fiscal year	149,909	95,706	10,501
Initial subscriptions of noncontrolling interests	3,583	58,079	3,508
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders	23,925	(22,004)	(10,174)
Net income attributable to noncontrolling interests	705	51,700	32,763
Dividends paid to noncontrolling interests	(29,138)	(25,767)	(18,789)
Balance at end of fiscal year	964,252	841,350	717,219
Noncontrolling interests: | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	831,551	702,821	691,454
Net change during the fiscal year		99,232	19,949
Initial subscriptions of noncontrolling interests		58,117	3,316
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders		(22,204)	(10,174)
Net income attributable to noncontrolling interests		52,906	30,413
Dividends paid to noncontrolling interests		(25,738)	(18,784)
Balance at end of fiscal year		831,551	702,821
Noncontrolling interests: | Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of fiscal year	¥ 9,799	14,398	21,309
Net change during the fiscal year		(3,526)	(9,448)
Initial subscriptions of noncontrolling interests		(38)	192
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders		200	0
Net income attributable to noncontrolling interests		(1,206)	2,350
Dividends paid to noncontrolling interests		(29)	(5)
Balance at end of fiscal year		¥ 9,799	¥ 14,398